COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares/Units	Value
COMMON STOCK	116.2%
AUSTRALIA	7.1%
AIRPORTS	0.7%
Sydney Airport		2,942,443	$15,523,357

ELECTRIC—REGULATED ELECTRIC	1.2%
Spark Infrastructure Group(a)		15,978,654	25,868,058

PIPELINES—C-CORP	1.0%
APA Group		3,154,950	22,356,912

RAILWAYS	0.8%
Aurizon Holdings Ltd.		5,801,787	18,743,986

TOLL ROADS	3.4%
Transurban Group(a)		7,860,067	73,669,711

TOTAL AUSTRALIA			156,162,024

BRAZIL	2.8%
RAILWAYS	2.2%
Rumo SA(a),(b)		9,866,097	48,255,139

TOLL ROADS	0.6%
Ccr SA		4,219,079	12,650,717

TOTAL BRAZIL			60,905,856

CANADA	9.4%
ELECTRIC	3.1%
INTEGRATED ELECTRIC	0.9%
Emera, Inc.		515,811	19,287,669

REGULATED ELECTRIC	2.2%
Fortis, Inc.		1,309,933	48,413,657

TOTAL ELECTRIC			67,701,326

PIPELINES—C-CORP	5.7%
Enbridge, Inc.(a)		1,930,905	69,933,627
Pembina Pipeline Corp.		1,489,993	54,733,981

			124,667,608

RAILWAYS	0.6%
Canadian Pacific Railway Ltd.(a)		66,550	13,711,885

TOTAL CANADA			206,080,819

CHINA	4.2%
MARINE PORTS	0.9%
China Merchants Port Holdings Co., Ltd. (HKD)		8,816,300	18,778,277

		Shares/Units	Value
PIPELINES—C-CORP	1.0%
Beijing Enterprises Holdings Ltd. (HKD)		3,787,000	$21,467,844

TOLL ROADS	1.6%
Jiangsu Expressway Co., Ltd., Class H (HKD)		19,814,000	28,017,427
Zhejiang Expressway Co., Ltd., Class H (HKD)		7,164,000	8,213,555

			36,230,982

WATER	0.7%
Guangdong Investment Ltd. (HKD)		8,491,247	16,398,487

TOTAL CHINA			92,875,590

FRANCE	2.0%
RAILWAYS	0.9%
Getlink SE		1,303,453	19,760,941

TOLL ROADS	1.1%
Vinci SA(a)		241,856	23,527,313

TOTAL FRANCE			43,288,254

HONG KONG	1.2%
GAS DISTRIBUTION
Hong Kong and China Gas Co., Ltd.(a)		10,913,000	26,163,563

ITALY	2.9%
COMMUNICATIONS—TOWERS	0.9%
Infrastrutture Wireless Italiane S.p.A., 144A(c)		2,246,680	20,086,105

ELECTRIC—REGULATED ELECTRIC	1.0%
Terna Rete Elettrica Nazionale S.p.A.		3,526,368	22,341,818

TOLL ROADS	1.0%
Atlantia S.p.A.		844,646	21,877,357

TOTAL ITALY			64,305,280

JAPAN	6.1%
ELECTRIC—INTEGRATED ELECTRIC	2.3%
Chugoku Electric Power Co., Inc.		1,419,000	17,681,485
Shikoku Electric Power Co., Inc.(a)		2,703,100	32,877,189

			50,558,674

GAS DISTRIBUTION	1.4%
Tokyo Gas Co., Ltd.(a)		1,156,000	31,223,369

		Shares/Units	Value
RAILWAYS	2.4%
Central Japan Railway Co.(a)		39,399	$9,139,658
West Japan Railway Co.(a)		574,000	43,188,541

			52,328,199

TOTAL JAPAN			134,110,242

MEXICO	1.9%
AIRPORTS	1.3%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		3,131,209	27,759,480

PIPELINES—C-CORP	0.1%
Infraestructura Energetica Nova SAB de CV		429,013	1,723,987

TOLL ROADS	0.5%
ALEATICA SAB de CV		10,298,002	11,194,489

TOTAL MEXICO			40,677,956

NEW ZEALAND	1.4%
AIRPORTS
Auckland International Airport Ltd.(a)		5,668,000	31,419,646

SPAIN	3.5%
AIRPORTS	2.1%
Aena SME SA, 144A(a),(c)		254,515	45,823,115

ELECTRIC—INTEGRATED ELECTRIC	1.4%
Iberdrola SA		3,511,464	30,826,503

TOTAL SPAIN			76,649,618

THAILAND	2.0%
AIRPORTS
Airports of Thailand PCL		20,717,100	44,065,046

UNITED KINGDOM	3.3%
ELECTRIC—REGULATED ELECTRIC	1.4%
National Grid PLC		2,742,655	30,392,023

WATER	1.9%
United Utilities Group PLC(a)		3,927,637	41,661,034

TOTAL UNITED KINGDOM			72,053,057

UNITED STATES	68.4%
COMMUNICATIONS—TOWERS	14.6%
American Tower Corp.(a),(d)		789,475	155,573,944
Crown Castle International Corp.(a)		1,288,171	164,885,888

			320,459,832

		Shares/Units	Value
ELECTRIC	28.2%
INTEGRATED ELECTRIC	12.8%
Evergy, Inc.(a),(d)		777,059	$45,108,275
FirstEnergy Corp.(a),(d)		1,741,206	72,451,582
NextEra Energy, Inc.(a),(d)		842,825	162,934,929

			280,494,786

REGULATED ELECTRIC	15.4%
Alliant Energy Corp.(a),(d)		955,815	45,047,561
CMS Energy Corp.(a),(d)		830,962	46,151,629
DTE Energy Co.(a),(d)		383,965	47,895,794
Duke Energy Corp.(a),(d)		752,400	67,716,000
Edison International(a),(d)		381,818	23,642,171
WEC Energy Group, Inc.(a),(d)		775,461	61,323,456
Xcel Energy, Inc.(a),(d)		801,121	45,031,011

			336,807,622

TOTAL ELECTRIC			617,302,408

GAS DISTRIBUTION	4.6%
Atmos Energy Corp.(a),(d)		679,534	69,944,434
NiSource, Inc.		448,935	12,866,477
Southwest Gas Holdings, Inc.(a),(d)		205,272	16,885,675

			99,696,586

PIPELINES	12.9%
PIPELINES—C-CORP	9.4%
Antero Midstream Corp.		607,380	8,369,696
Cheniere Energy, Inc.(a),(b),(d)		407,081	27,828,057
Kinder Morgan, Inc.(a),(d)		3,697,346	73,983,894
ONEOK, Inc.(a),(d)		390,867	27,298,151
Plains GP Holdings LP, Class A		1,343,251	33,473,815
Targa Resources Corp.(a),(d)		543,391	22,577,896
Williams Cos., Inc.(a),(d)		434,766	12,486,480

			206,017,989

PIPELINES—MLP	3.5%
Buckeye Partners LP		563,918	19,184,490
CNX Midstream Partners LP		488,100	7,424,001
Enterprise Products Partners LP(a)		915,117	26,629,905
MPLX LP(a),(d)		495,501	16,297,028

		Shares/Units	Value
Noble Midstream Partners LP		208,182	$7,496,634

			77,032,058

TOTAL PIPELINES			283,050,047

RAILWAYS	4.8%
Norfolk Southern Corp.(a),(d)		425,946	79,605,048
Union Pacific Corp.(a),(d)		157,755	26,376,636

			105,981,684

WATER	3.3%
American Water Works Co., Inc.(a),(d)		700,736	73,058,735

TOTAL UNITED STATES			1,499,549,292

TOTAL COMMON STOCK (Identified cost—$1,869,564,216)			2,548,306,243

EXCHANGE-TRADED FUNDS—UNITED STATES	0.2%
iShares US Preferred Stock ETF		123,942	4,530,080

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$4,145,389)			4,530,080

PREFERRED SECURITIES—$25 PAR VALUE	6.6%
BERMUDA	0.1%
INSURANCE—PROPERTY CASUALTY
Enstar Group Ltd., 7.00% to 9/1/28, Series D (USD)(e),(f)		70,000	1,782,900

CANADA	0.2%
PIPELINES	0.1%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (USD)(f)		109,000	2,834,000

UTILITIES	0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (USD)(f)		38,890	1,050,030

TOTAL CANADA			3,884,030

UNITED STATES	6.3%
BANKS	3.0%
Bank of America Corp., 6.20%, Series CC(e)		112,525	2,912,147
Bank of America Corp., 6.00%, Series EE(e)		150,000	3,888,000
Bank of America Corp., 6.00%, Series GG(e)		104,775	2,779,681
Bank of America Corp., 5.875%, Series HH(e)		82,800	2,146,176
Bank of America Corp., 6.50%, Series Y(a),(d),(e)		252,456	6,478,021
BB&T Corp., 5.625%, Series E(e)		57,901	1,451,578
Capital One Financial Corp., 6.70%, Series D(e)		85,183	2,183,240

		Shares/Units	Value
Capital One Financial Corp., 6.00%, Series H(e)		54,285	$1,399,467
Citigroup, Inc., 6.30%, Series S(e)		147,743	3,857,570
GMAC Capital Trust I, 8.469%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(g)		266,691	6,944,634
Huntington Bancshares, Inc., 6.25%, Series D(a),(e)		73,122	1,910,678
JPMorgan Chase & Co., 6.10%, Series AA(a),(d),(e)		196,847	5,157,391
JPMorgan Chase & Co., 6.00%, Series EE(e)		51,000	1,349,970
JPMorgan Chase & Co., 6.125%, Series Y(a),(e)		180,722	4,696,965
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(e),(f)		79,799	2,061,208
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(d),(e),(f)		54,461	1,457,376
Wells Fargo & Co, 5.25%, Series P(e)		60,900	1,492,050
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(e),(f)		105,975	2,760,649
Wells Fargo & Co., 6.00%, Series T(a),(d),(e)		150,000	3,837,000
Wells Fargo & Co., 5.70%, Series W(a),(d),(e)		143,039	3,651,786
Wells Fargo & Co., 5.625%, Series Y(e)		99,275	2,511,657

			64,927,244

ELECTRIC	1.2%
INTEGRATED ELECTRIC	0.7%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(a),(f)		158,638	4,164,247
NextEra Energy Capital Holdings, Inc., 5.65% due 3/1/79, Series N		115,742	2,936,375
Southern Co./The, 6.25%, due 10/15/75(a),(d)		193,189	5,080,871
Southern Co./The, 5.25%, due 12/1/77		99,672	2,483,826

			14,665,319

REGULATED ELECTRIC	0.5%
CMS Energy Corp., 5.875%, due 3/1/79		99,975	2,574,356
DTE Energy Co., 5.375%, due 6/1/76, Series B(a),(d)		182,874	4,593,795
Duke Energy Corp., 5.750%, due 6/15/24, Series A(e)		170,225	4,346,270

			11,514,421

TOTAL ELECTRIC			26,179,740

FINANCIAL	0.7%
DIVERSIFIED FINANCIAL SERVICES	0.1%
Apollo Global Management LLC, 6.375%, Series A(e)		7,544	187,242
KKR & Co., Inc., 6.75%, Series A(a),(e)		97,511	2,579,166

			2,766,408

		Shares/Units	Value
INVESTMENT BANKER/BROKER	0.6%
Carlyle Group LP/The, 5.875%, Series A(e)		101,921	$2,332,972
Charles Schwab Corp./The, 5.95%, Series D(a),(d),(e)		52,943	1,374,930
Morgan Stanley, 6.875% to 1/15/24, Series F(e),(f)		154,901	4,283,012
Morgan Stanley, 6.375% to 10/15/24, Series I(e),(f)		125,000	3,335,000
Morgan Stanley, 5.85% to 4/15/27, Series K(e),(f)		99,200	2,536,544

			13,862,458

TOTAL FINANCIAL			16,628,866

INDUSTRIALS—CHEMICALS	0.3%
CHS, Inc., 7.10% to 3/31/24, Series 2(e),(f)		135,283	3,589,058
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(e),(f)		137,935	3,562,861

			7,151,919

INSURANCE	0.2%
LIFE/HEALTH INSURANCE	0.1%
MetLife, Inc., 5.625%, Series E(e)		95,000	2,423,450
Prudential Financial, Inc., 5.625%, due 8/15/58		48,000	1,233,600

			3,657,050

MULTI-LINE	0.1%
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		50,210	1,293,912

TOTAL INSURANCE			4,950,962

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
AT&T, Inc., 5.625%, due 8/1/67		50,000	1,274,500

PIPELINES	0.2%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(e),(f)		142,225	3,501,580

REAL ESTATE	0.4%
DIVERSIFIED	0.3%
Saul Centers, Inc., 6.875%, Series C(e)		46,165	1,207,676
VEREIT, Inc., 6.70%, Series F(a),(e)		246,816	6,212,359

			7,420,035

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.45%, Series F(a),(e)		80,000	1,939,200

TOTAL REAL ESTATE			9,359,235

TECHNOLOGY—SOFTWARE	0.1%
eBay, Inc., 6.00%, due 2/1/56(a)		95,400	2,505,204

		Shares/Units	Value
UTILITIES	0.1%
NiSource, Inc., 6.50% to 3/15/24, Series B(e),(f)		80,777	$2,128,474
SCE Trust VI, 5.00%(a),(e)		58,322	1,198,517

			3,326,991

TOTAL UNITED STATES			139,806,241

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$140,563,857)			145,473,171

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	14.2%
AUSTRALIA	0.4%
BANKS	0.1%
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (USD)(a),(c),(e),(f),(h)		$1,200,000	1,109,082

INSURANCE-PROPERTY CASUALTY	0.2%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(f),(i)		4,000,000	4,245,900
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (USD)(f),(i)		1,800,000	1,845,155

			6,091,055

MATERIAL—METALS & MINING	0.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (USD)(c),(f)		1,600,000	1,773,640

TOTAL AUSTRALIA			8,973,777

CANADA	0.9%
PIPELINES	0.5%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (USD)(f)		1,400,000	1,391,565
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (USD)(f)		3,289,000	3,270,828
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (USD)(a),(f)		5,990,000	6,085,990

			10,748,383

UTILITIES—ELECTRIC UTILITIES	0.4%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (USD)(a),(f)		8,000,000	8,551,800

TOTAL CANADA			19,300,183

		Principal Amount	Value
FINLAND	0.1%
BANKS
Nordea Bank Abp, 6.625% to 3/26/26, 144A (USD)(c),(e),(f),(h)		$1,000,000	$998,750

FRANCE	1.2%
BANKS	1.0%
BNP Paribas SA, 6.625% to 3/25/24, 144A (USD)(c),(e),(f),(h)		2,200,000	2,201,375
BNP Paribas SA, 7.195% to 6/25/37, 144A (USD)(a),(c),(e),(f)		3,000,000	3,198,195
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(c),(e),(f),(h)		3,000,000	3,186,585
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(a),(c),(e),(f),(h)		3,800,000	3,986,732
Credit Agricole SA, 6.875% to 9/23/24, 144A (USD)(c),(e),(f),(h)		2,200,000	2,227,500
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(a),(c),(e),(f),(h)		2,950,000	3,321,555
Societe Generale SA, 7.375% to 9/13/21, 144A (USD)(a),(c),(e),(f),(h)		3,000,000	3,101,250

			21,223,192

ELECTRIC—INTEGRATED ELECTRIC	0.1%
Electricite de France SA, 5.25% to 1/29/23, 144A (USD)(c),(e),(f)		1,200,000	1,208,202

INSURANCE—LIFE/HEALTH INSURANCE	0.1%
La Mondiale SAM, 7.625% to 4/23/19 (USD)(e),(f),(i)		3,250,000	3,261,700

TOTAL FRANCE			25,693,094

HONG KONG	0.1%
BANKS
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (USD)(c),(e),(f)		2,200,000	2,286,902

ITALY	0.4%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (USD)(a),(c),(f)		8,635,000	9,508,862

JAPAN	0.6%
INSURANCE
LIFE/HEALTH INSURANCE	0.5%
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (USD)(a),(c),(e),(f)		2,000,000	2,071,170
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (USD)(a),(c),(f)		3,600,000	3,763,710
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (USD)(a),(c),(f)		5,000,000	5,232,375

			11,067,255

PROPERTY CASUALTY	0.1%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (USD)(c),(e),(f)		2,400,000	2,458,500

TOTAL JAPAN			13,525,755

		Principal Amount	Value
NETHERLANDS	0.5%
BANKS
Cooperatieve Rabobank UA, 11.00% to 6/30/19, 144A (USD)(a),(c),(e),(f)		$8,120,000	$8,302,700
ING Groep N.V., 6.875% to 4/16/22 (USD)(e),(f),(h),(i)		3,000,000	3,100,446

TOTAL NETHERLANDS			11,403,146

NORWAY	0.2%
BANKS
DNB Bank ASA, 6.50% to 3/26/22 (USD)(e),(f),(h),(i)		3,000,000	3,092,550

SPAIN	0.1%
BANKS
Banco Santander SA, 7.50% to 2/8/24 (USD)(e),(f),(h),(i)		2,400,000	2,401,500

SWEDEN	0.1%
BANKS
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (USD)(e),(f),(h),(i)		1,800,000	1,810,125

SWITZERLAND	0.9%
BANKS	0.8%
Credit Suisse Group AG, 7.125% to 7/29/22 (USD)(e),(f),(h),(i)		2,600,000	2,669,459
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (USD)(c),(e),(f),(h)		3,400,000	3,499,739
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (USD)(e),(f),(h),(i)		1,800,000	1,848,649
UBS Group Funding Switzerland AG, 7.125% to 2/19/20 (USD)(e),(f),(h),(i)		5,046,000	5,118,284
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (USD)(e),(f),(h),(i)		1,600,000	1,665,224
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (USD)(c),(e),(f),(h)		3,400,000	3,453,091

			18,254,446

INSURANCE—PROPERTY CASUALTY	0.1%
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (USD)(c),(e),(f)		2,000,000	2,028,988

TOTAL SWITZERLAND			20,283,434

		Principal Amount		Value
UNITED KINGDOM	2.3%
BANKS	2.2%
Barclays PLC, 7.75% to 9/15/23 (USD)(e),(f),(h)		$1,600,000		$1,603,656
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f),(h),(i)		3,000,000		3,109,536
Barclays PLC, 8.00% to 6/15/24 (USD)(e),(f),(h)		2,000,000		2,047,500
HBOS Capital Funding LP, 6.85% (USD)(e),(i)		2,400,000		2,433,015
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (USD)(a),(c),(e),(f)		8,950,000		13,163,078
HSBC Holdings PLC, 6.375% to 3/30/25 (USD)(e),(f),(h)		1,600,000		1,653,512
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(a),(e),(f),(h)		3,800,000		3,975,218
Lloyds Banking Group PLC, 7.50% to 6/27/24 (USD)(a),(e),(f),(h)		4,334,000		4,474,855
Lloyds Banking Group PLC, 7.50% to 9/27/25 (USD)(e),(f),(h)		2,400,000		2,437,548
Nationwide Building Society, 10.25%(e),(i)		905,000		1,715,033
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (USD)(a),(e),(f)		2,512,000		3,171,400
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (USD)(a),(e),(f),(h)		7,400,000		7,899,500

				47,683,851

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
Vodafone Group PLC, 7.00% to 4/4/29, due 4/4/79 (USD)(f)		3,000,000		3,054,605

TOTAL UNITED KINGDOM				50,738,456

UNITED STATES	6.4%
BANKS	2.9%
AgriBank FCB, 6.875% to 1/1/24(a),(e),(f)		37,000	†	3,829,500
Bank of America Corp., 6.10% to 3/17/25, Series AA(e),(f)		1,513,000		1,602,350
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(e),(f)		3,169,000		3,440,346
Citigroup, Inc., 5.90% to 2/15/23(e),(f)		5,675,000		5,784,726
Citigroup, Inc., 6.125% to 11/15/20, Series R(e),(f)		1,225,000		1,249,978
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(e),(f)		2,950,000		3,107,633
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(e),(f)		1,200,000		1,198,770
CoBank ACB, 6.25% to 10/1/22, Series F(a),(e),(f)		52,500	†	5,353,357
CoBank ACB, 6.25% to 10/1/26, Series I(a),(e),(f)		2,866,000		3,023,630
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(c),(e),(f)		35,300	†	3,675,612
Farm Credit Bank of Texas, 10.00%, Series 1(a),(e)		7,000	†	7,875,000
JPMorgan Chase & Co., 6.221%, (3 Month US LIBOR + 3.47%), Series I (FRN)(e),(g)		3,484,000		3,506,559
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(e),(f)		5,375,000		5,895,918
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(e),(f)		1,850,000		1,869,804
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(e),(f)		2,400,000		2,550,936
Wells Fargo & Co., 6.381%, (3 Month US LIBOR + 3.77%), Series K (FRN)(e),(g)		4,000,000		4,030,000
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(e),(f)		2,891,000		3,091,766
Wells Fargo Capital X, 5.95%, due 12/1/36, (TruPS)		2,830,000		3,117,061

				64,202,946

		Principal Amount		Value
COMMUNICATIONS—TOWERS	0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)(a)		7,400	†	$8,763,450

ELECTRIC	0.5%
INTEGRATED ELECTRIC	0.2%
Southern California Edison Co., 6.25% to 2/1/22, Series E(e),(f)		$4,250,000		4,089,669

REGULATED ELECTRIC	0.3%
CenterPoint Energy, Inc., 6.125% to 9/01/23, Series A(e),(f)		1,850,000		1,881,145
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(f)		3,600,000		3,669,438

				5,550,583

TOTAL ELECTRIC				9,640,252

FOOD	0.3%
Dairy Farmers of America, Inc., 7.875%, 144A(c),(e),(j)		60,000	†	5,985,000

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.3%
General Electric Co., 5.00% to 1/21/21, Series D(e),(f)		7,892,000		7,367,379

INSURANCE	1.4%
LIFE/HEALTH INSURANCE	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(a),(c)		4,500,000		5,496,458
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(e),(f)		5,200,000		5,244,434
MetLife, Inc., 5.875% to 3/15/28, Series D(e),(f)		2,530,000		2,608,493
MetLife, Inc., 9.25%, due 4/8/38, 144A(a),(c)		6,500,000		8,808,702
Voya Financial, Inc., 6.125% to 9/15/23, Series A(e),(f)		1,000,000		1,015,585

				23,173,672

PROPERTY CASUALTY	0.3%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(f)		2,100,000		2,107,403
Liberty Mutual Group, Inc., 7.80%, due 3/7/37, 144A(a),(c)		4,500,000		5,158,957

				7,266,360

TOTAL INSURANCE				30,440,032

INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(c),(d)		8,989	†	9,479,224

		Principal Amount	Value
PIPELINES	0.1%
Plains All American Pipeline LP, 6.125% to 11/15/22, Series B(e),(f)		$2,895,000	$2,718,333

UTILITIES	0.1%
NiSource, Inc., 5.65% to 6/15/23(e),(f)		2,000,000	1,955,000

TOTAL UNITED STATES			140,551,616

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$291,098,360)			310,568,150

CORPORATE BONDS—UNITED STATES	0.1%
INDUSTRIALS—DIVERSIFIED MANUFACTURING
General Electric Co., 6.875%, due 1/10/39, Series GMTN		1,335,000	1,583,146

TOTAL CORPORATE BONDS (Identified cost—$1,430,935)			1,583,146

		Shares
SHORT-TERM INVESTMENTS	1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(k)		29,553,014	29,553,014

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$29,553,014)			29,553,014

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,336,355,771)	138.6%		3,040,013,804
LIABILITIES IN EXCESS OF OTHER ASSETS	(38.6)		(846,403,028)

NET ASSETS (Equivalent to $25.71 per share based on 85,319,794 shares of common stock outstanding)	100.0%		$2,193,610,776

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GMTN	Global Medium Term Note
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,744,047,699 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $186,595,154 which represents 8.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $766,050,890 in aggregate has been rehypothecated.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(f)	Security converts to floating rate after the indicated fixed-rate coupon period.
(g)	Variable rate. Rate shown is in effect at March 31, 2019.
(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $75,993,221 which represents 3.5% of the net assets of the Fund (2.5% of the managed assets of the Fund).

(i)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $38,316,576 which represents 1.7% of the net assets of the Fund, of which 0.0% are illiquid.

(j)	Security value is determined based on significant unobservable inputs (Level 3).
(k)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Managed Assets
Electric	29.0
Pipelines	15.5
Communications	11.5
Railways	8.5
Banks	7.9
Toll Roads	5.9
Airports	5.4
Gas Distribution	5.2
Water	4.3
Other	3.4
Insurance	2.0
Utilities	0.8
Marine Ports	0.6

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$2,548,306,243	$2,548,306,243	$—	$—
Exchange-Traded Funds	4,530,080	4,530,080	—	—
Preferred Securities—$25 Par Value:
United States	139,806,241	131,295,724	8,510,517
Other Countries	5,666,930	5,666,930	—	—
Preferred Securities—Capital Securities:
United States	140,551,616	—	134,566,616	5,985,000
Other Countries	170,016,534	—	170,016,534	—
Corporate Bonds	1,583,146	—	1,583,146	—
Short-Term Investments	29,553,014	—	29,553,014	—

Total Investments in Securities(a)	$3,040,013,804	$2,689,798,977	$344,229,827	$5,985,000	(b)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— United States
Balance as of December 31, 2018	$5,985,000
Change in unrealized appreciation (depreciation)	—

Balance as of March 31, 2019	$5,985,000

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2019 which were valued using significant unobservable inputs (Level 3) amounted to $0.